Statements of Operations (Unaudited) (Parentheticals) - $ / shares	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Redeemable Ordinary Shares
Ordinary shares, diluted		2,577,138	7,875,000	4,828,244	4,384,615	5,264,384
Ordinary shares, diluted		$ 0.11	$ (0.03)	$ 0.22	$ 0.85	$ 0.64
Non-Redeemable Ordinary Shares
Ordinary shares, diluted	144,232	2,086,875	2,086,875	2,086,875	1,992,967	2,016,637
Ordinary shares, diluted	$ (0.03)	$ (0.12)	$ (0.08)	$ (0.22)	$ (2.16)	$ (1.99)